Other income and other expenses (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Other Income and Expense
Other income is analysed as follows:

	2019	2018	2017
VAT relief	1,216	1,392	—
Reimbursement	519	—	1,650
Release of provisions for contingent liabilities	332	1,700	—
Other	3,095	2,852	—

Total	5,162	5,944	1,650